Related Party Transactions (Details) - Schedule of Due from Related Parties - Related Party [Member] - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Total due from related parties		$ 9,762	$ 444,567
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Total due from related parties	[1]	9,762	443,664
Shintai Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Total due from related parties			$ 903

[1]	The amount due from Seihinkokusai mainly includes: 1) The Company rents a storefront from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥50 million ($330,650) as a rental security deposit to this related party. Seihinkokusai refunded ¥40 million ($264,520) to the Company during the fiscal year ended March 31, 2023, and refunded the remaining ¥10 million ($66,130) during the fiscal year ended March 31, 2024 for its working capital needs; 2) The Company also rents an office space from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥14 million ($92,582) as a rental security deposit to this related party which was fully refunded to the Company during the fiscal year ended March 31, 2024 for its working capital needs; 3) In addition, the Company obtained the operating rights of Seihinkokusai’s online stores on domestic e-commerce marketplaces and use them as the Company’s own online stores to sell its products. Pursuant to an EC Site Operation Business Assignment Agreement dated January 31, 2020, the Company paid ¥20 million ($132,260) as an operating security deposit to Seihinkokusai which was fully refunded to the Company during the fiscal year ended March 31, 2024 for its working capital needs; the Company also needs to pay transaction commission of 1% based on its sales amount and the transaction commission was immaterial during the fiscal years ended March 31, 2024, 2023, and 2022. The agreement is valid for one year, and is automatically renewed yearly unless the parties indicate otherwise in writing; and 4) compensation receivable for consumption tax amounted to $109,144 as of March 31, 2023, which was fully received during the fiscal year ended March 31, 2024 (See Note 6).